Borrowings - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of financial liabilities measured at amortised cost (excluding lease liabilities)	£ 4,843	£ 3,491
Proportion of ownership interest in subsidiary	100.00%
Committed bank facility	£ 2,198		$ 3,000
Term debt	560	525		€ 600		€ 600
Fair value of derivative financial instruments	70	21
Term debt, in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of term debt	2,235	2,629
Term debt, previously in fair value hedging relationships [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total fair value of term debt	£ 270	£ 276
Tranche One [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			31
Committed bank facility maturity year	2021
Tranche Two [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			1,263
Committed bank facility maturity year	2023
Tranche Three [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility | $			1,706
Committed bank facility maturity year	2024
Tranche Four [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Committed bank facility	£ 443		$ 605		¥ 62.5
Committed bank facility maturity year	2021